Related Party Transactions - Transactions with Investees (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction
Revenues earned from related party	[1]	¥ 703,695	¥ 692,020	¥ 785,707
Fengyi Technology
Related Party Transaction
Advertising revenues earned from/(agency service fees paid to) related party		¥ 1,422	197	48
Other Investee
Related Party Transaction
Revenues earned from related party			¥ 93	¥ 142

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):